Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Midas Series Trust
Entity Central Index Key	0000770200
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000119766 [Member]
Shareholder Report [Line Items]
Fund Name	Midas Magic
Class Name	Midas Magic
Trading Symbol	MISEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Midas Magic (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.MidasFunds.com. You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).
Additional Information Phone Number	1‑800‑400‑MIDAS (6432)
Additional Information Website	www.MidasFunds.com
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Magic	$422	3.77%

Expenses Paid, Amount	$ 422
Expense Ratio, Percent	3.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period? What affected the Fund’s performance?
Over the course of 2024, U.S. equity markets reacted favorably to a stable job market, high consumer sentiment, and moderating inflation as measured by the Producer Price Index, which positively impacted the Fund. In addition, the Fund benefitted from, among other things, investor enthusiasm over the potential of artificial intelligence, which favorably impacted one of the Fund’s largest holdings, Alphabet Inc. U.S. personal spending has also expanded since the beginning of the year, according to the Bureau of Economic Analysis, positively impacting several of the Fund’s securities such as Williams-Sonoma, Inc. and AutoZone, Inc.
INVESTMENT STRATEGY AND RETURNS:
The Fund seeks capital appreciation. Over fiscal year 2024, the Fund’s total return was 26.61% and the S&P 500 Index total return was 25.02%. The Fund’s net investment loss, net realized gain on investments, and net increase in unrealized appreciation on investments were respectively $595,442, $2,269,503, and $2,855,194, which contributed materially to the Fund’s total return. The Fund’s top performance contributors were Alphabet, Inc., an multinational technology company, and Mastercard, Inc., a global payment services company. The Fund’s top performance detractors were Lam Research Corporation, an American supplier of equipment to the semi conductor industry, and UnitedHealth Group, Inc., a health care company that provides health insurance and services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance graph shows returns of an initial investment of $10,000 in the Fund as of 12/31/24. The data presented represents past performance and cannot be used to predict future results.

Average Annual Return [Table Text Block]
Average Annual Total Returns (for the periods ended December 31, 2024):

	1 Year	5 Years	10 Years

MIDAS MAGIC	26.61%	15.14%	11.94%

S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.MidasFunds.com for the most recent performance information.
Net Assets	$ 20,515,094
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 183,363
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets	$20,515,094

Total number of portfolio holdings	11

Portfolio turnover rate as of the end of the reporting period	3%

Total advisory fees paid	$183,363

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation (Source: Morningstar, Inc.)	Geographical Allocation

Alphabet Inc. Class A	30%
Mastercard Incorporated Class A	26%
Berkshire Hathaway Inc. Class B	11%
AutoZone, Inc.	10%
Williams-Sonoma, Inc.	9%
JPMorgan Chase & Co.	8%
Lam Research Corporation	4%
UnitedHealth Group, Inc.	3%
NVR, Inc.	3%
Essent Group Ltd.	3%
Total	107%
The above is shown for informational purposes only as an approximate percentage of net assets and are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund. The figures in the table use approximate percentages of net assets and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors. Allocations of less than 1% in the aggregate are not shown.

Largest Holdings [Text Block]

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation (Source: Morningstar, Inc.)	Geographical Allocation

Alphabet Inc. Class A	30%
Mastercard Incorporated Class A	26%
Berkshire Hathaway Inc. Class B	11%
AutoZone, Inc.	10%
Williams-Sonoma, Inc.	9%
JPMorgan Chase & Co.	8%
Lam Research Corporation	4%
UnitedHealth Group, Inc.	3%
NVR, Inc.	3%
Essent Group Ltd.	3%
Total	107%

C000032073 [Member]
Shareholder Report [Line Items]
Fund Name	Midas Fund
Class Name	Midas Fund
Trading Symbol	MIDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Midas Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.MidasFunds.com. You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).
Additional Information Phone Number	1‑800‑400‑MIDAS (6432)
Additional Information Website	www.MidasFunds.com
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Fund	$620	5.98%

Expenses Paid, Amount	$ 620
Expense Ratio, Percent	5.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period? What affected the Fund’s performance?
PRECIOUS METALS AND FINANCIAL MARKETS:
During the year ended December 31, 2024, the gold price averaged about $2,388 per ounce (all metal prices are based on the London PM Fix) as compared to $1,943 and $1,801 in 2023 and 2022, respectively. With a low of $1,985 and a high of $2,785, the gold price ended up about 26% over 2024. Similarly, the price of silver ended up 23% over 2024. These market conditions have positively impacted the Fund because the Fund was invested in companies whose revenue is derived from the mining and sale of gold, silver, and certain base metals. In response to, among other things, the rise of precious metals prices, the Fund’s leverage was increased.
INVESTMENT STRATEGY AND RETURNS:
The Fund seeks primarily capital appreciation and protection against inflation and, secondarily, current income. During the year ended December 31, 2024, the Fund’s total return was 7.27% and the S&P 500 Index total return was 25.02%. The Fund’s net investment loss, net realized gain on investments, and net increase in unrealized appreciation on investments were, respectively, $424,398, $19,796, and $1,301,309, which contributed materially to the Fund’s total return. The Fund’s top performance contributors were Lundin Gold, a Canadian gold miner with operations in Ecuador, and Kinross Gold Corp., a Canadian-based major precious metals producer. The Fund’s top performance detractors during the same period were Victoria Gold Corp., a Canadian gold miner, and Resolute Mining Inc., an Australian gold miner. During this period, unrealized depreciation was recorded from holdings of, among others, Newmont Corporation, a major precious metals producer, and unrealized appreciation from, among others, Agnico Eagle Mines, Ltd., a Canadian precious metals producer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance graph shows returns of an initial investment of $10,000 in the Fund as of 12/31/24. The data presented represents past performance and cannot be used to predict future results.

Average Annual Return [Table Text Block]
Average Annual Total Returns (for the periods ended December 31, 2024):

	1 Year	5 Years	10 Years

MIDAS FUND	7.27%	-3.50%	1.77%

S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.MidasFunds.com for the most recent performance information.
Net Assets	$ 10,776,618
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 113,097
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets	$10,776,618

Total number of portfolio holdings	21

Portfolio turnover rate as of the end of the reporting period	5%

Total advisory fees paid	$113,097

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Agnico Eagle Mines Limited	22%
Lundin Gold Inc.	14%
Northern Star Resources Limited	11%
Evolution Mining Ltd.	9%
Dundee Precious Metals Inc.	8%
SPDR Gold Trust	8%
Royal Gold, Inc.	6%
Endeavor Mining plc	6%
Perseus Mining Ltd.	5%
iShares Silver Trust	5%
Total	94%
The above is shown for informational purposes only as an approximate percentage of net assets and are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund. The figures in the table use approximate percentages of net assets and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors. Allocations of less than 1% in the aggregate are not shown.

Largest Holdings [Text Block]

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Agnico Eagle Mines Limited	22%
Lundin Gold Inc.	14%
Northern Star Resources Limited	11%
Evolution Mining Ltd.	9%
Dundee Precious Metals Inc.	8%
SPDR Gold Trust	8%
Royal Gold, Inc.	6%
Endeavor Mining plc	6%
Perseus Mining Ltd.	5%
iShares Silver Trust	5%
Total	94%